ORGANIZATION AND BUSINESS BACKGROUND (Details Narrative) - DT Cloud Star Acquisition Corp [Member] - USD ($)	Feb. 02, 2026	Jun. 30, 2026	Dec. 31, 2025	Jul. 29, 2025	Dec. 31, 2024
DescriptionOfBusinessLineItem [Line Items]
Purchase price of common stock	$ 1,489,800,000
Working capital loans